UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

FEBRUARY 28, 2015

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	February 28, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 15.3%
Hotels, Restaurants & Leisure - 1.5%
Yum! Brands Inc.	323,270	$26,220,430

Internet & Catalog Retail - 3.3%
Amazon.com Inc.	151,643	57,648,603	*

Media - 6.7%
Comcast Corp., Special Class A Shares	718,470	42,350,214
Twenty-First Century Fox Inc., Class A Shares	515,283	18,034,905
Twenty-First Century Fox Inc., Class B Shares	314,770	10,714,771
Walt Disney Co.	437,630	45,548,530

Total Media		116,648,420

Specialty Retail - 2.8%
Home Depot Inc.	420,531	48,255,932

Textiles, Apparel & Luxury Goods - 1.0%
NIKE Inc., Class B Shares	174,929	16,989,105

TOTAL CONSUMER DISCRETIONARY		265,762,490

CONSUMER STAPLES - 7.9%
Beverages - 3.7%
Anheuser-Busch InBev NV, ADR	297,530	37,685,150
Coca-Cola Co.	623,520	26,998,416

Total Beverages		64,683,566

Food & Staples Retailing - 4.2%
CVS Health Corp.	695,809	72,273,681

TOTAL CONSUMER STAPLES		136,957,247

ENERGY - 5.7%
Energy Equipment & Services - 5.7%
Cameron International Corp.	635,720	29,929,698	*
FMC Technologies Inc.	425,363	16,984,744	*
Schlumberger Ltd.	615,290	51,782,806

TOTAL ENERGY		98,697,248

FINANCIALS - 6.5%
Capital Markets - 3.7%
BlackRock Inc.	106,970	39,730,797
Charles Schwab Corp.	820,620	24,076,991

Total Capital Markets		63,807,788

Consumer Finance - 0.3%
American Express Co.	73,670	6,010,736

Diversified Financial Services - 2.5%
CME Group Inc.	216,818	20,799,351
Nasdaq OMX Group Inc.	451,490	22,646,738

Total Diversified Financial Services		43,446,089

TOTAL FINANCIALS		113,264,613

HEALTH CARE - 17.7%
Biotechnology - 7.5%
Biogen Idec Inc.	151,240	61,946,392	*
Celgene Corp.	443,590	53,909,493	*
Regeneron Pharmaceuticals Inc.	37,410	15,481,754	*

Total Biotechnology		131,337,639

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.6%
UnitedHealth Group Inc.	391,180	$44,449,783

Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific Inc.	240,262	31,234,060

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	520,504	31,709,103
Johnson & Johnson	366,480	37,567,865
Zoetis Inc.	683,641	31,509,014

Total Pharmaceuticals		100,785,982

TOTAL HEALTH CARE		307,807,464

INDUSTRIALS - 10.0%
Aerospace & Defense - 1.8%
Precision Castparts Corp.	142,320	30,783,816

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	255,730	26,015,413

Electrical Equipment - 1.6%
Eaton Corp. PLC	389,230	27,639,222

Industrial Conglomerates - 1.5%
General Electric Co.	1,049,131	27,266,915

Professional Services - 1.7%
Towers Watson & Co., Class A Shares	226,160	29,740,040

Trading Companies & Distributors - 1.9%
W. W. Grainger Inc.	142,135	33,673,203

TOTAL INDUSTRIALS		175,118,609

INFORMATION TECHNOLOGY - 30.9%
Communications Equipment - 1.1%
QUALCOMM Inc.	256,010	18,563,285

Internet Software & Services - 11.9%
Akamai Technologies Inc.	582,284	40,474,561	*
eBay Inc.	650,470	37,668,718	*
Facebook Inc., Class A Shares	456,959	36,086,052	*
Google Inc., Class A Shares	59,075	33,237,367	*
Google Inc., Class C Shares	76,865	42,921,416	*
LinkedIn Corp., Class A Shares	61,907	16,541,550	*

Total Internet Software & Services		206,929,664

IT Services - 3.1%
Visa Inc., Class A Shares	197,424	53,563,106

Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV, New York Registered Shares	83,826	9,026,383
Texas Instruments Inc.	431,511	25,372,847
Xilinx Inc.	560,410	23,744,572

Total Semiconductors & Semiconductor Equipment		58,143,802

Software - 7.2%
Citrix Systems Inc.	455,160	28,982,313	*
Microsoft Corp.	1,012,608	44,402,861
Red Hat Inc.	498,510	34,457,011	*
VMware Inc., Class A Shares	214,530	18,250,067	*

Total Software		126,092,252

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	386,686	49,673,683
EMC Corp.	841,820	24,362,271

Total Technology Hardware, Storage & Peripherals		74,035,954

TOTAL INFORMATION TECHNOLOGY		537,328,063

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY		SHARES	VALUE
MATERIALS - 2.1%
Chemicals - 2.1%
Ecolab Inc.		64,180	$7,415,357
Monsanto Co.		249,483	30,045,238

TOTAL MATERIALS			37,460,595

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $969,660,352)			1,672,396,329

	RATE
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $75,574,345)	0.079%	75,574,345	75,574,345

TOTAL INVESTMENTS - 100.4% (Cost - $1,045,234,697#)			1,747,970,674
Liabilities in Excess of Other Assets - (0.4)%			(7,568,077)

TOTAL NET ASSETS - 100.0%			$1,740,402,597

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,672,396,329	—	—	$1,672,396,329

Short-term investments†	75,574,345	—	—	75,574,345

Total investments	$1,747,970,674	—	—	$1,747,970,674

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$710,824,131
Gross unrealized depreciation	(8,088,154)

Net unrealized appreciation	$702,735,977

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015